Commitment (Details Narrative) (10-K) - John Keeler & Co., Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Lease term	20 years
Lease expiration	Jul. 31, 2021
Mortgage amount	$ 1,346,000
Rental and equipment lease expenses	$ 211,000	$ 227,400